Goodwill and Intangible Assets - Schedule of Mortgage Servicing Rights (MSRs) and Related Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loan Servicing Rights:
Beginning of year	$ 1,664	$ 743
Additions	247	1,047
Amortized to expense	247	126
Change in valuation allowance	102
End of year	1,562	$ 1,664
Valuation allowance:
Additions expensed	102
End of year	$ 102